UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

SMASh SERIES TF FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series TF Fund for the six-month reporting period ended August 31, 2019.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset SMASh Series TF Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
7.00%	$1,000.00	$1,070.00	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

2	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index

WA SMASh TF	— Western Asset SMASh Series TF Fund

4	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index

WA SMASh TF	— Western Asset SMASh Series TF Fund

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.5%
Alabama — 1.2%
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	$75,000	$87,288
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	105,000	126,015
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	60,000	87,563
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	200,000	227,684	(a)
Total Alabama				528,550
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	95,117
Arizona — 6.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	45,000	53,245
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/38	500,000	593,790
Academies Math & Science Project, SD Credit Program, Series S, Refunding	5.000%	7/1/47	50,000	58,336
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	580,300	(b)(c)(d)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	84,399
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	724,329
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	657,860
Total Arizona				2,752,259
California — 15.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	59,722
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	59,442
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A	5.000%	10/1/33	115,000	127,607
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.7 + 0.380%)	1.878%	8/1/21	500,000	500,285	(c)(d)

See Notes to Financial Statements.

6	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	$100,000	$121,118	(b)
Senior Lien, LINXS APM Project	5.000%	12/31/34	100,000	124,195	(b)
California State PCFA, Solid Waste Disposal Revenue, Series A	2.500%	5/1/24	125,000	130,841	(b)(c)(d)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	500,000	669,900
Various Purpose, Refunding	4.000%	11/1/36	15,000	17,350
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	61,297
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	61,266
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	180,000	184,619
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	100,000	102,566
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	72,465
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	657,145
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	488,608	(b)
Subordinated, Series C	5.000%	5/15/37	75,000	91,994	(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	617,675
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	100,000	124,449
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	324,865
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	64,694
Series B	6.125%	11/1/29	155,000	200,895
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	127,286
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	100,000	129,805

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series A, Refunding	5.000%	10/1/48	$100,000	$126,213
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	129,488
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	126,181
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	360,060
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A	5.000%	1/1/33	100,000	126,601	(b)
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	125,000	159,770
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	62,365
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	622,395
Total California				6,833,162
Colorado — 1.6%
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	60,121
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	243,914
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	57,093
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	111,071
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	110,242	(b)
E-470 Public Highway Authority Revenue, CO, Series C	5.250%	9/1/25	25,000	25,983
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	16,593	(e)
Series B, Refunding	5.000%	6/1/37	60,000	66,457	(e)
Total Colorado				691,474
Connecticut — 2.3%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	60,844

See Notes to Financial Statements.

8	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$500,000	$613,485
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	143,856
Series E	5.000%	10/15/34	50,000	60,428
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	123,526
Total Connecticut				1,002,139
Delaware — 0.2%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	80,384
District of Columbia — 0.2%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	10,582
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	88,558
Total District of Columbia				99,140
Florida — 1.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	59,967	(b)
Series A	5.000%	10/1/45	250,000	289,347	(b)
Florida State Board of Education, Public Education Capital Outlay Bonds, GO, Series B	5.125%	6/1/40	100,000	103,031	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	29,923	(b)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	10,000	11,938
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,620
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	100,000	121,930
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	59,329
Total Florida				681,085
Georgia — 2.6%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	100,000	120,237

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	$100,000	$126,183
Georgia Institute of Technology	4.000%	6/15/49	300,000	340,116
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	64,181
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	241,772
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.920%	12/1/23	225,000	224,089	(c)(d)
Main Street Natural Gas Inc., GA, Gas Supply Revenue, Series B	5.000%	3/15/21	10,000	10,528
Total Georgia				1,127,106
Idaho — 0.3%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	120,615
Illinois — 9.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	100,000	114,740
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	111,666
Series C, Refunding	5.000%	12/1/25	100,000	114,150
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	10,000	11,366
Series A	5.000%	1/1/44	125,000	142,475
Series A, Refunding	5.250%	1/1/33	30,000	33,070
Series A, Refunding	5.000%	1/1/35	185,000	201,393
Series A, Refunding	6.000%	1/1/38	5,000	6,002
Series C, Refunding	5.000%	1/1/25	30,000	33,949
Chicago, IL, O’Hare International Airport Revenue:
Series D	5.000%	1/1/46	10,000	11,469
Trips Obligated Group	5.000%	7/1/48	50,000	59,163	(b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	28,476
Series 2011	5.250%	12/1/40	100,000	106,278
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	40,063

See Notes to Financial Statements.

10	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	$30,000	$36,650
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	72,873
Elk Grove Village, IL, GO, Cook and DuPage Counties	5.000%	1/1/36	35,000	41,899
Illinois Sports Facilities Authority, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	63,357	(f)
Illinois Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	50,000	61,101	(f)
Illinois State Finance Authority, University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	61,180
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	100,000	128,671
Green Bond	4.000%	7/1/38	100,000	115,722
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	45,000	54,192
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	165,000	181,817
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	25,000	29,851
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	28,172
Series 2016	5.000%	1/1/35	250,000	280,512
Series 2016, Refunding	5.000%	2/1/27	25,000	29,272
Series 2016, Refunding	5.000%	2/1/29	20,000	23,264
Series A, Refunding	5.000%	10/1/29	150,000	178,791
Series C	5.000%	11/1/29	750,000	874,515
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	180,000	182,763
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	50,000	50,863
Regional Transportation Authority, IL, Revenue, Series A, Refunding, NATL	6.000%	7/1/29	415,000	550,809
Total Illinois				4,060,534
Indiana — 2.5%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	100,000	104,926	(c)(d)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B	1.650%	7/1/22	$100,000	$100,813	(c)(d)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	120,023
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	113,600
Courthouse and Jail Project, Series A	5.000%	2/1/54	250,000	309,877
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	300,000	365,289	(b)
Total Indiana				1,114,528
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	50,000	50,848
Kansas — 1.0%
Wyandotte County USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	454,604
Kentucky — 2.0%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B	2.700%	11/10/21	175,000	179,520	(c)(d)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	118,840
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	200,000	220,232	(c)(d)
Series B	4.000%	1/1/25	300,000	336,327	(c)(d)
Total Kentucky				854,919
Louisiana — 0.2%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	59,250
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,167
Total Louisiana				71,417

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — 1.0%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/44	$150,000	$171,390
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	200,000	269,698
Total Maryland				441,088
Massachusetts — 5.0%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	35,000	43,825
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	106,493
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	12,083
Wellforce Issue, Series A	5.000%	7/1/39	50,000	60,927
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	75,000	90,698
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	160,000	202,742	(b)
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	100,000	122,046
Massachusetts State Water Resources Authority Revenue, Series B	5.000%	8/1/40	50,000	60,645
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	200,000	250,830
Series F	5.000%	11/1/41	1,000,000	1,234,290
Total Massachusetts				2,184,579
Michigan — 0.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	112,566
Michigan State Finance Authority Revenue, Henry Ford Health System, Series A	4.000%	11/15/50	100,000	111,301
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	121,263	(b)
Total Michigan				345,130
Missouri — 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	300,000	367,413	(b)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	56,405
Total Missouri				423,818

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 3.9%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	$220,000	$236,487
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	95,821	(b)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	168,292	(b)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	59,016
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.950%	3/1/28	325,000	326,293	(d)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	125,033
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	117,889	(b)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	61,014
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	71,002
Transportation Program, Series AA	5.250%	6/15/43	100,000	120,747
Transportation Program, Series AA	5.000%	6/15/45	100,000	111,657
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	120,139
Series G, Refunding	5.000%	1/1/35	60,000	75,122
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	30,000	34,458
Total New Jersey				1,722,970
New Mexico — 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,547	(c)(d)
New York — 3.2%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	120,397
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	112,853	(e)

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Subordinated, Series BB-1	5.000%	6/15/46	$30,000	$36,571
Subordinated, Subseries FF-2, Refunding	4.000%	6/15/41	100,000	116,248
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	121,327
New York State Dormitory Authority Revenue, New York University, Series A, Refunding	5.000%	7/1/43	50,000	61,557
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	100,000	126,551
Group 4, Series E, Refunding	5.000%	3/15/44	100,000	124,486
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Refunding	5.000%	2/15/43	100,000	122,284
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	111,079	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	59,222
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	80,000	84,803	(b)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	15,000	15,845	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	80,000	97,883	(b)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	28,659	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	25,000	27,977	(b)
Port Authority of New York & New Jersey Revenue, Consolidated Series 185	5.000%	9/1/25	10,000	11,822	(b)
Total New York				1,379,564
North Carolina — 1.5%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	150,000	189,736
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	79,527

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/31	$250,000	$329,270
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	60,629
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/42	5,000	5,799
Total North Carolina				664,961
Ohio — 1.7%
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	100,000	118,460	(f)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	625,115
Total Ohio				743,575
Oregon — 3.1%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	128,399	(b)(c)(d)
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,232,500
Total Oregon				1,360,899
Pennsylvania — 4.1%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	171,219
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp., Refunding	6.750%	11/1/24	25,000	25,167
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	59,062
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	62,928
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	102,544	(b)(c)(d)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	219,679
Series A-1	5.000%	12/1/47	25,000	30,259
Subordinated, Series B	5.000%	12/1/48	100,000	121,766
Pennsylvania State, GO, Refunding	5.000%	7/15/30	300,000	393,990

See Notes to Financial Statements.

16	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	$250,000	$309,382
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	191,526
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	24,172
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	80,000	101,298
Total Pennsylvania				1,812,992
Puerto Rico — 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	115,000	120,750
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	120,000	96,000	*(g)
Series A	5.050%	7/1/42	30,000	24,000	*(g)
Series XX	5.250%	7/1/40	280,000	224,700	*(g)
Total Puerto Rico				465,450
South Carolina — 0.2%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series A	5.000%	11/1/37	75,000	77,780
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	30,001
Tennessee — 1.6%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B	5.000%	7/1/46	50,000	61,046
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	112,425	(c)(d)
Series A	5.250%	9/1/23	10,000	11,376
Series A	5.250%	9/1/26	425,000	517,586
Total Tennessee				702,433
Texas — 8.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	24,361
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	113,721

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Austin, TX, Airport System Revenue, Series 2019	5.000%	11/15/44	$250,000	$311,530	(b)
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	588,070
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	120,066
Frisco, TX, ISD, GO, Refunding, PSF - GTD	4.000%	8/15/45	100,000	114,875
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	100,000	122,288
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	247,940
Houston, TX, Airport System Revenue:
Public Improvement Project, Series A, Refunding	5.000%	3/1/32	250,000	321,200	(f)
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	121,942	(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	1.751%	8/16/21	250,000	249,915	(c)(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	20,000	21,564
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	17,238
Southside, TX, ISD, GO, School Building, Series 2017, PSF - GTD	5.000%	8/15/47	100,000	121,774
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	61,235
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	58,887
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	57,730
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	10,000	11,687
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,687	(b)
Texas Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	150,000	174,672
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	190,000	224,187

See Notes to Financial Statements.

18	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	$20,000	$22,036
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	100,000	124,403
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	150,000	201,106
West Harris County Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	114,594	(f)
Total Texas				3,552,708
U.S. Virgin Islands — 0.7%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	154,613
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	175,000
Total U.S. Virgin Islands				329,613
Utah — 1.8%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	250,000	303,908	(b)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,845
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	263,010
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	225,734
Total Utah				798,497
Virginia — 0.2%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	50,000	61,307
Virginia State Port Authority, Port Facilities Revenue, Series B, Refunding	5.000%	7/1/41	10,000	11,800	(b)
Total Virginia				73,107
Washington — 1.0%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	316,222	(b)
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	100,000	125,346
Total Washington				441,568

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.1%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	$300,000	$343,275	(a)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	118,333
Total Wisconsin				461,608
Total Investments before Short-Term Investments (Cost — $36,315,912)				38,665,769
Short-Term Investments — 12.2%
Municipal Bonds — 12.0%
Florida — 0.4%
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	1.350%	7/1/37	170,000	170,000	(h)(i)
Illinois — 0.2%
Sterling, IL, Tax Increment Revenue, Taxable Variable Rate Demand Limited Obligation, Rock River Redevelopment, LOC - Wells Fargo Bank N.A.	2.180%	12/1/22	100,000	100,000	(h)(i)
Massachusetts — 1.1%
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.350%	7/1/27	500,000	500,000	(h)(i)
Minnesota — 0.4%
Minneapolis, Minneapolis & St. Paul, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.300%	11/15/34	175,000	175,000	(h)(i)
New York — 0.2%
New York State HFA Revenue, 363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.390%	11/1/32	100,000	100,000	(b)(h)(i)
North Carolina — 3.7%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA - JPMorgan Chase & Co.	1.370%	11/1/34	600,000	600,000	(h)(i)
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.370%	2/1/34	1,025,000	1,025,000	(h)(i)
Total North Carolina				1,625,000
Oregon — 0.5%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.400%	8/1/34	200,000	200,000	(h)(i)

See Notes to Financial Statements.

20	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 2.8%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.360%	5/1/31	$1,200,000	$1,200,000	(h)(i)
Texas — 0.2%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.390%	6/1/30	100,000	100,000	(b)(h)(i)
Washington — 2.5%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.360%	12/1/38	255,000	255,000	(h)(i)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.360%	10/1/29	620,000	620,000	(h)(i)
Panorama Project, Refunding, Series P, LOC - Wells Fargo Bank N.A.	1.360%	4/1/43	200,000	200,000	(h)(i)
Total Washington				1,075,000
Total Municipal Bonds (Cost — $5,245,000)				5,245,000

			Shares
Overnight Deposits — 0.2%
BNY Mellon Cash Reserve Fund (Cost — $99,091)	0.650%		99,091	99,091
Total Short-Term Investments (Cost — $5,344,091)				5,344,091
Total Investments — 100.7% (Cost — $41,660,003)				44,009,860
Liabilities in Excess of Other Assets — (0.7)%				(325,292)
Total Net Assets — 100.0%				$43,684,568

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series TF Fund

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on these securities is currently in default as of August 31, 2019.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

22	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset SMASh Series TF Fund

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	6	12/19	$1,183,075	$1,184,625	$(1,550)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments, at value (Cost — $41,660,003)	$44,009,860
Interest receivable	370,523
Deposits with brokers for open futures contracts	26,009
Receivable from investment manager	11,433
Prepaid expenses	7,842
Total Assets	44,425,667

Liabilities:
Payable for securities purchased	675,401
Payable for Fund shares repurchased	15,443
Payable to broker — variation margin on open futures contracts	1,313
Trustees’ fees payable	51
Accrued expenses	48,891
Total Liabilities	741,099
Total Net Assets	$43,684,568

Net Assets:
Par value (Note 5)	$41
Paid-in capital in excess of par value	41,542,858
Total distributable earnings (loss)	2,141,669
Total Net Assets	$43,684,568

Shares Outstanding	4,100,627

Net Asset Value	$10.65

See Notes to Financial Statements.

24	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest	$538,896

Expenses:
Fund accounting fees	34,418
Audit and tax fees	14,834
Registration fees	13,807
Shareholder reports	1,539
Custody fees	1,331
Legal fees	1,314
Trustees’ fees	425
Insurance	420
Interest expense	408
Commitment fees (Note 6)	178
Transfer agent fees	90
Miscellaneous expenses	980
Total Expenses	69,744
Less: Fee waivers and/or expense reimbursements (Note 2)	(69,744)
Net Expenses	—
Net Investment Income	538,896

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	22,293
Futures contracts	(200,205)
Net Realized Loss	(177,912)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,247,949
Futures contracts	(16,540)
Change in Net Unrealized Appreciation (Depreciation)	2,231,409
Net Gain on Investments and Futures Contracts	2,053,497
Increase in Net Assets From Operations	$2,592,393

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$538,896	$707,471
Net realized loss	(177,912)	(103,434)
Change in net unrealized appreciation (depreciation)	2,231,409	379,615
Increase in Net Assets From Operations	2,592,393	983,652

Distributions to Shareholders From (Note 1):
Total distributable earnings	(518,629)	(659,279)
Decrease in Net Assets From Distributions to Shareholders	(518,629)	(659,279)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	11,034,428	21,833,561
Cost of shares repurchased	(2,403,102)	(13,115,048)
Increase in Net Assets From Fund Share Transactions	8,631,326	8,718,513
Increase in Net Assets	10,705,090	9,042,886

Net Assets:
Beginning of period	32,979,478	23,936,592
End of period	$43,684,568	$32,979,478

See Notes to Financial Statements.

26	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2019[1,2]	2019[1]	2018[1]	2017[1]	2016[1,3]

Net asset value, beginning of period	$10.09	$10.00	$9.84	$10.05	$10.00

Income (loss) from operations:
Net investment income	0.15	0.28	0.24	0.28	0.03
Net realized and unrealized gain (loss)	0.55	0.07	0.15 [4]	(0.20)	0.04
Total income from operations	0.70	0.35	0.39	0.08	0.07

Less distributions from:
Net investment income	(0.14)	(0.26)	(0.23)	(0.28)	(0.02)
Net realized gains	—	—	—	(0.01)	—
Total distributions	(0.14)	(0.26)	(0.23)	(0.29)	(0.02)

Net asset value, end of period	$10.65	$10.09	$10.00	$9.84	$10.05
Total return[5]	7.00%	3.53%	3.99%	0.83%	0.73%

Net assets, end of period (000s)	$43,685	$32,979	$23,937	$2,264	$2,264

Ratios to average net assets:
Gross expenses[6]	0.37%[7]	0.56%	0.91%	7.57%	21.80%[7]
Net expenses[8,9]	0.00 [7]	0.00	0.00	0.00	0.00 [7]
Net investment income	2.82 [7]	2.76	2.44	2.79	1.85 [7]

Portfolio turnover rate	5%	22%	16%	14%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period December 23, 2015 (inception date) to February 29, 2016.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$38,665,769	—	$38,665,769
Short-Term Investments†:
Municipal Bonds	—	5,245,000	—	5,245,000
Overnight Deposits	—	99,091	—	99,091
Total Short-Term Investments	—	5,344,091	—	5,344,091
Total Investments	—	$44,009,860	—	$44,009,860

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$1,550	—	—	$1,550

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For

30	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

32	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $69,744.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2019, such purchase and sale transactions (excluding accrued interest) were $13,710,000 and $9,430,000, respectively.

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$14,294,691
Sales	1,600,783

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$41,660,003	$2,351,191	$(1,334)	$2,349,857
Futures contracts	—	—	(1,550)	(1,550)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2019.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,550

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

34	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(200,205)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(16,540)

During the six months ended August 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$1,045,902

5. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Shares sold	1,063,114	2,180,441
Shares repurchased	(231,564)	(1,304,352)
Net increase	831,550	876,089

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will

Western Asset SMASh Series TF Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $178. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

7. Deferred capital losses

As of February 28, 2019, the Fund had deferred capital losses of $104,938, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

36	Western Asset SMASh Series TF Fund 2019 Semi-Annual Report

Western Asset

SMASh Series TF Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

WASX307368 10/19 SR19-3721

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 23, 2019